Related Parties Transactions - Schedule of Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards (Details) $ in Thousands	Jun. 30, 2024 USD ($) shares
Dr Robert Langer | Entrega | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	250,000
Number of options held (in shares)	82,500
Number of RSUs held (in shares)	0
Ownership interest	4.09%
Dr Raju Kucherlapati | Enlight (Class B Common) | Class B common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	0
Number of options held (in shares)	30,000
Number of RSUs held (in shares)	0
Ownership interest	3.00%
Dr John LaMattina | Vedanta | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	25,000
Number of options held (in shares)	15,000
Number of RSUs held (in shares)	0
Ownership interest	0.25%
Dr John LaMattina | Akili (Common) | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	56,554
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.07%
Dr Eric Elenko | Seaport Therapeutics
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	950,000
Number of options held (in shares)	0
Ownership interest	1.11%
Dr Eric Elenko | Seaport Therapeutics | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of RSUs held (in shares)	0
Dr John LaMattina (individually) | Appeering | Convertible notes
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Aggregate principal amount | $	$ 50